Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	Jul. 15, 2018	Jul. 03, 2018	Oct. 31, 2016	Jun. 30, 2018	Jun. 30, 2017
Debt instrument conversion value			$ 99,910		$ 1,500,000
Subsequent Event [Member] | Mark Elliott [Member]
Debt instrument conversion value		$ 50,000
Subsequent Event [Member] | Consultant [Member] | Class A Common Stock [Member]
Number of common stock issued	962
Share issued price per shares	$ 4.16